FINANCIAL INSTRUMENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Investments, All Other Investments [Abstract]
FINANCIAL INSTRUMENTS
FINANCIAL INSTRUMENTS

Fair Value Measurements

We apply recurring fair value measurements to our financial assets and liabilities. In estimating fair value, we generally use a market approach and incorporate assumptions that market participants would use in pricing the asset or liability, including assumptions about risk and/or the risks inherent in the inputs to the valuation techniques. The fair value measurement inputs we use vary from readily observable inputs that represent market data obtained from independent sources to unobservable inputs that reflect our own market assumptions that cannot be validated through external pricing sources. Based on the observability of the inputs used in the valuation techniques, the financial assets and liabilities carried at fair value in the financial statements are classified as follows:

•
Level 1—Represents unadjusted quoted market prices in active markets for identical assets or liabilities that are accessible at the measurement date. This category primarily includes our cash and cash equivalents, accounts receivable and accounts payable.

•
Level 2—Represents quoted market prices for similar assets or liabilities in active markets, quoted market prices in markets that are not active or other inputs that are observable or can be corroborated by observable market data. This category primarily includes variable rate debt, over-the-counter swap contracts based upon natural gas price indices and interest rate derivative transactions.

•
Level 3—Represents derivative instruments whose fair value is estimated based on internally developed models and methodologies utilizing significant inputs that are generally less readily observable from market sources. We do not have financial assets and liabilities classified as Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy must be determined based on the lowest level input that is significant to the fair value measurement. An assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to the asset or liability.

The carrying amounts of cash and cash equivalents, accounts receivable and accounts payable represent fair values based on the short-term nature of these instruments. The fair value of the debt funded through our credit facilities approximates its carrying amount due primarily to the variable nature of the interest rate of the instrument and is considered a Level 2 fair value measurement.

Derivative Financial Instruments
Interest Rate Derivative Transactions
We manage a portion of our interest rate risk through interest rate swaps. In March 2012, we terminated an interest rate cap contract and entered into an interest rate swap contract with Wells Fargo, N.A. The interest rate swap had a notional value of $150.0 million, and a maturity date of June 30, 2014. We received a floating rate based upon one-month London Interbank Offered Rate (“LIBOR”) and paid a fixed rate under the interest rate swap of 0.54%.

The interest rate swap was designated as a cash flow hedge for accounting purposes at inception of the contract and, thus, to the extent the cash flow hedge was effective, unrealized gains and losses were recorded to accumulated other comprehensive income/loss and recognized in interest expense as the underlying hedged transactions (interest payments) were recorded. Any hedge ineffectiveness was recognized in interest expense immediately. We did not have any hedge ineffectiveness during the three months ended March 31, 2014.

In February 2014, we discontinued cash flow hedge accounting on a prospective basis as a result of the $148.5 million repayment of borrowings under our Previous Credit Facility (as defined in Note 6). The fair value of the interest rate swap recorded in accumulated other comprehensive loss at the cash flow hedge de-designation date was $0.1 million. This balance was reclassified into interest expense as interest on the hedged debt was recorded. No ineffectiveness was recorded as a result of the cash flow hedge de-designation. Changes in the fair value of the interest rate swap for the remainder of the contract term were recognized in interest expense.

We enter into interest rate swap contracts whereby we receive a floating rate and pay a fixed rate to reduce the risk associated with the variability of interest rates for our term loan borrowings.

These interest rate swaps are not designated as cash flow hedges and as a result, changes in the fair value of the interest rate swaps are recognized in interest expense immediately. Our interest rate swap position was as follows (in thousands):

				Estimated Fair Value
Notional Amount	Fixed Rate	Effective Date	Maturity Date	March 31, 2015
$140,000	0.327%	June 30, 2014	June 30, 2015	$(51)
50,000	1.198%	September 30, 2014	June 30, 2016	(94)
50,000	1.196%	September 30, 2014	June 30, 2016	(94)
				$(239)

In December 2014, we entered into an interest rate cap contract for $20.0 million notional value, effective December 31, 2014, with a maturity date of December 31, 2016. The contract effectively caps our LIBOR-based interest rate on that portion of debt at 1.5%. We did not designate the interest rate cap as a hedging instrument for accounting purposes, and as a result, changes in the fair value are recognized in interest expense immediately.

The fair value of our interest rate derivative transactions is determined based on a discounted cash flow method using contractual terms of the transactions. The floating coupon rate is based on observable rates consistent with the frequency of the interest cash flows.

The fair values of our interest rate derivatives were as follows (in thousands):

r	Significant Other Observable Inputs (Level 2)
	Fair Value Measurement as of
	March 31, 2015	December 31, 2014
Current interest rate derivative assets	$13	$27
Non-current interest rate derivative assets	$10	$27
Current interest rate derivative (liabilities)	$(202)	$(175)
Non-current interest rate derivative (liabilities)	$(37)	$(39)
Total interest rate derivatives	$(216)	$(160)

The effect of the interest rate swap designated as a cash flow hedge in our statements of changes in partners’ capital and comprehensive loss was as follows (in thousands):

	Three Months Ended March 31,
	2015	2014
Change in value recognized in other comprehensive loss - effective portion	$—	$(11)
Loss reclassified from accumulated other comprehensive loss to interest expense	—	115

There were no amounts of gains or losses reclassified into earnings as a result of the discontinuance of cash flow hedge accounting due to the lack of probability of the forecasted transaction occurring.

The realized and unrealized amounts recognized in interest expense associated with derivatives that are not designated as hedging instruments were as follows (in thousands):

	Three Months Ended March 31,
	2015	2014
Unrealized loss on interest rate derivatives	$56	$12
Realized loss on interest rate derivatives	104	27

Commodity Swaps

In our normal course of business, we periodically enter into month-ahead swap contracts to hedge our exposure to certain intra-month natural gas index pricing risk. We had no outstanding month-ahead swap contracts as of March 31, 2015. The total volume of outstanding month-ahead swap contracts as of December 31, 2014 was 12,000 MMBtu per day. We define these contracts as Level 2 because the index price associated with such contracts is observable and tied to a similarly quoted first-of-the-month natural gas index price.

We have elected to present our commodity swaps net on the balance sheets. We did not have any cash collateral received or paid on our commodity swaps as of March 31, 2015 or December 31, 2014. The effect of offsetting on our balance sheets was as follows (in thousands):

	March 31, 2015		December 31, 2014
	Other Current Assets	Other Current Liabilities	Other Current Assets	Other Current Liabilities
Gross amounts of recognized assets (liabilities)	$—	$—	$112	$—
Gross amounts offset on the balance sheets	—	—	—	—
Net amount	$—	$—	$112	$—

The realized and unrealized gain/loss on these derivatives, recognized in revenues in our statements of operations, was as follows (in thousands):

	Three Months Ended March 31,
	2015	2014
Realized gain (loss) on commodity swap derivatives	$125	$(1,169)
Unrealized gain (loss) on commodity swap derivatives	(111)	44

FINANCIAL INSTRUMENTS
Fair Value Measurements
We apply recurring fair value measurements to our financial assets and liabilities. In estimating fair value, we generally use a market approach and incorporate assumptions that market participants would use in pricing the asset or liability, including assumptions about risk and/or the risks inherent in the inputs to the valuation techniques. The fair value measurement inputs we use vary from readily observable inputs that represent market data obtained from independent sources to unobservable inputs that reflect our own market assumptions that cannot be validated through external pricing sources. Based on the observability of the inputs used in the valuation techniques, the financial assets and liabilities carried at fair value in the financial statements are classified as follows:

•
Level 1—Represents unadjusted quoted market prices in active markets for identical assets or liabilities that are accessible at the measurement date. This category primarily includes our cash and cash equivalents, accounts receivable and accounts payable.

•
Level 2—Represents quoted market prices for similar assets or liabilities in active markets, quoted market prices in markets that are not active or other inputs that are observable or can be corroborated by observable market data. This category primarily includes variable rate debt, over-the-counter swap contracts based upon natural gas price indices and interest rate derivative transactions.

•
Level 3—Represents derivative instruments whose fair value is estimated based on internally developed models and methodologies utilizing significant inputs that are generally less readily observable from market sources. We do not have financial assets and liabilities classified as Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy must be determined based on the lowest level input that is significant to the fair value measurement. An assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to the asset or liability.

The carrying amounts of cash and cash equivalents, accounts receivable and accounts payable represent fair values based on the short-term nature of these instruments. The fair value of the debt funded through our credit facilities approximates its carrying amount due primarily to the variable nature of the interest rate of the instrument and is considered a Level 2 fair value measurement.
Derivative Financial Instruments
Interest Rate Derivative Transactions
We manage a portion of our interest rate risk through interest rate swaps. In March 2012, we terminated an interest rate cap contract and entered into an interest rate swap contract with Wells Fargo, N.A. The interest rate swap had a notional value of $150.0 million, and a maturity date of June 30, 2014. We received a floating rate based upon one-month LIBOR and paid a fixed rate under the interest rate swap of 0.54%.

The interest rate swap was designated as a cash flow hedge for accounting purposes at inception of the contract and, thus, to the extent the cash flow hedge was effective, unrealized gains and losses were recorded to accumulated other comprehensive income/loss and recognized in interest expense as the underlying hedged transactions (interest payments) were recorded. Any hedge ineffectiveness was recognized in interest expense immediately. We did not have any hedge ineffectiveness during the years ended December 31, 2014 and 2013.

In February 2014, we discontinued cash flow hedge accounting on a prospective basis as a result of the $148.5 million repayment of borrowings under our Previous Credit Facility (as defined in Note 8). The fair value of the interest rate swap recorded in accumulated other comprehensive loss at the cash flow hedge de-designation date was $0.1 million. This balance was reclassified into interest expense as interest on the hedged debt was recorded. No ineffectiveness was recorded as a result of the cash flow hedge de-designation. Changes in the fair value of the interest rate swap for the remainder of the contract term were recognized in interest expense.

We enter into interest rate swap contracts whereby we receive a floating rate and pay a fixed rate to reduce the risk associated with the variability of interest rates for our term loan borrowings.

These interest rate swaps are not designated as cash flow hedges and as a result, changes in the fair value of the interest rate swaps are recognized in interest expense immediately. We have elected to present our interest rate swaps net on the balance sheets. There was no effect of offsetting on the balance sheets for the years ended December 31, 2014 and 2013. Our interest rate swap position was as follows (in thousands):

				Estimated Fair Value
Notional Amount	Fixed Rate	Effective Date	Maturity Date	December 31, 2014
$140,000	0.327%	June 30, 2014	June 30, 2015	$(97)
50,000	1.198%	September 30, 2014	June 30, 2016	(59)
50,000	1.196%	September 30, 2014	June 30, 2016	(58)
				$(214)

In December 2014, we entered into an interest rate cap contract for $20.0 million notional value, effective December 31, 2014, with a maturity date of December 31, 2016. The contract effectively caps our LIBOR-based interest rate on that portion of debt at 1.5%. We did not designate the interest rate cap as a hedging instrument for accounting purposes, and as a result, changes in the fair value are recognized in interest expense immediately.

The fair value of our interest rate derivative transactions is determined based on a discounted cash flow method using contractual terms of the transactions. The floating coupon rate is based on observable rates consistent with the frequency of the interest cash flows.

The fair values of our interest rate derivative transactions were as follows (in thousands):

	Significant Other Observable Inputs (Level 2)
	Fair Value Measurement as of
	December 31, 2014	December 31, 2013
Current interest rate derivative assets	$27	$—
Non-current interest rate derivative assets	$27	$—
Current interest rate derivative (liabilities)	$(175)	$(263)
Non-current interest rate derivative (liabilities)	$(39)	$—
Total interest rate derivatives	$(160)	$(263)

The effect of the interest rate swap designated as a cash flow hedge in our statements of changes in partners’ capital and members’ equity and comprehensive loss was as follows (in thousands):

	Year Ended December 31,
	2014	2013	2012
Change in value recognized in other comprehensive loss - effective portion	$(11)	$(148)	$(745)
Loss reclassified from accumulated other comprehensive loss to interest expense	$221	$415	$268

There were no amounts of gains or losses reclassified into earnings as a result of the discontinuance of cash flow hedge accounting due to the lack of probability of the forecasted transaction occurring.

The realized and unrealized amounts recognized in interest expense associated with derivatives that are not designated as hedging instruments were as follows (in thousands):

	Year Ended December 31,
	2014	2013	2012
Unrealized loss on interest rate derivatives	$160	$—	$141
Realized loss on interest rate derivatives	$316	$108	$82

Commodity Swaps
In our normal course of business, we periodically enter into month-ahead swap contracts to hedge our exposure to certain intra-month natural gas index pricing risk. The total volume of outstanding month-ahead swap contracts as of December 31, 2014 and 2013 was 12,000 MMBtu per day and 33,722 MMBtu per day, respectively. We had no outstanding month-ahead swap contracts as of December 31, 2012. We define these contracts as Level 2 because the index price associated with such contracts is observable and tied to a similarly quoted first-of-the-month natural gas index price.
We have elected to present our commodity swaps net on the balance sheets. We did not have any cash collateral received or paid on our commodity swaps as of December 31, 2014 or 2013. The effect of offsetting on our balance sheets were as follows (in thousands):

	December 31, 2014		December 31, 2013
	Other Current Assets	Other Current Liabilities	Other Current Assets	Other Current Liabilities

Gross amounts of recognized assets (liabilities)	$112	$—	$140	$(20)
Gross amounts offset on the balance sheets	—	—	(20)	20
Net amount	112	—	120	—

The realized and unrealized gain/loss on these derivatives, recognized in revenues in our statements of operations, were as follows (in thousands):

	Year ended December 31,
	2014	2013	2012
Realized (loss) gain on commodity swap derivatives	$347	$(659)	$(12)
Unrealized (loss) gain on commodity swap derivatives	(8)	120	—